Share-Based Compensation - Schedule of Fair Values of the Options Granted are Estimated (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Options [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return
Volatility
Expected dividend yield
Exercise multiple (in Dollars per share)
Fair value of underlying ordinary share (in Dollars per share)
Expected terms	10 years
Options [Member] | Minimum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	4.06%
Volatility	48.00%
Exercise multiple (in Dollars per share)	$ 2.2
Fair value of underlying ordinary share (in Dollars per share)	$ 1.85
Options [Member] | Maximum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	4.43%
Volatility	49.00%
Exercise multiple (in Dollars per share)	$ 2.8
Fair value of underlying ordinary share (in Dollars per share)	$ 13
Warrant [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return
Volatility
Expected dividend yield
Black Scholes value
Fair value of underlying ordinary share (in Dollars per share)
Expected terms	10 years
Warrant [Member] | Minimum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	4.20%
Volatility	47.00%
Black Scholes value	1.95%
Fair value of underlying ordinary share (in Dollars per share)	$ 2.05
Warrant [Member] | Maximum [Member]
Schedule of Fair Values of the Options Granted are Estimated [Line Items]
Risk-free rate of return	4.40%
Volatility	58.00%
Black Scholes value	10.91%
Fair value of underlying ordinary share (in Dollars per share)	$ 11.01